599 Lexington Avenue New York, NY 10022-6069 +1.212.848.4000

VIA EDGAR

December 17, 2018

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Victory Portfolios — File Nos.: 811-04852; 033-08982

Ladies and Gentlemen:

Victory Portfolios (the “Registrant”) is filing via EDGAR, pursuant to rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 164 to its Registration Statement on Form N-1A (the “Amendment”).  The Registrant is filing the Amendment to register shares of three new series portfolios, each consisting of Class A and Class Y shares as follows:

Victory Harvest Premium Absolute Fund
Victory Harvest Premium Large Cap Equity Fund
Victory Harvest Premium Bond Fund

On September 24, 2018, the parent company of Victory Capital Management Inc. (“Victory Capital”) announced that it had entered into an agreement to acquire Harvest Volatility Management, LLC (“Harvest Volatility Management”) from its current shareholders, including its parent company and certain investment professionals and employees of Harvest Volatility Management who hold equity in Harvest Volatility Management (the “Transaction”). Harvest Volatility Management is the investment adviser to each series of Harvest Volatility Edge Trust (each, an “Acquired Fund” and together, the “Acquired Funds”).

The Boards of Trustees of each of the Registrant and Harvest Volatility Edge Trust have approved an Agreement and Plan of Reorganization (the “Agreement”), pursuant to which each Acquired Fund will reorganize (each, a “Reorganization”) into the newly-formed, corresponding series of the Registrant described above (each a “Victory Harvest Fund”).  Victory Capital will be the investment adviser to each Victory Harvest Fund.  The Registrant will file a registration statement on Form N-14, which will include details about each Reorganization.  Victory Capital expects to integrate the investment advisory businesses of Harvest Volatility Management and Victory Capital in connection with the Transaction.

After each Reorganization, Victory Capital intends to employ the Acquired Funds’ current investment management team to manage the Victory Harvest Funds in accordance with substantially identical investment objectives and principal investment strategies, and subject to the substantially identical principal risks as each Acquired Fund.  Accordingly, the disclosures relating to the investment strategies and risks of the Victory Harvest Funds is substantially identical to those contained in the currently effective registration statement of the Acquired Funds, which was filed on December 12, 2017 (Accession No.: 0001193125-17-366592) and became effective on December 12, 2017 (Accession No.: 9999999995-17-003233).

SHEARMAN.COM

Shearman & Sterling LLP is a limited liability partnership organized in the United States under the laws of the state of Delaware, which laws limit the personal liability of partners.

December 17, 2018

We call to your attention that the Registrant proposes to disclose performance data for a privately offered predecessor fund to the Victory Harvest Premium Absolute Fund (the “Private Fund”).  The Private Fund was reorganized into the Harvest Edge Absolute Fund (the “Acquired Absolute Fund”) as of December 18, 2017, the date the Acquired Absolute Fund commenced operations.  As noted above, it is expected that the Acquired Absolute Fund will reorganize into the Victory Harvest Premium Absolute Fund upon the closing of Transaction.

The Registrant believes that it is appropriate to include the historical performance of the Private Fund in the historical performance of the Victory Harvest Premium Absolute Fund for the same reasons that the Harvest Volatility Edge Trust believed it was appropriate to include this historical performance information for the Acquired Absolute Fund.  Among other things, the Private Fund was organized on May 14, 2009, commenced operations on October 1, 2009, and had an investment objective, strategies, policies, restrictions and guidelines that were, in all material respects, the same as those of the Acquired Absolute Fund.  The Private Fund was also managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Acquired Absolute Fund.  The Victory Harvest Premium Absolute Fund is also expected to have, in all material respects, the same investment objective, strategies, policies, restrictions and guidelines as those of the Acquired Absolute Fund.

The Registrant believes that the inclusion of performance data with respect to the Private Fund is consistent with Staff’s position in MassMutual Institutional Funds (SEC No-Action Letter, Sept. 28, 1995).  The Registrant also notes that the Acquired Absolute Fund included substantially identical disclosure about the historical performance of the Private Fund to that proposed to be included by the Registrant in the registration statement referred to above.

If you have any questions concerning the filing, please call me at 212-848-4100.

Very truly yours,

/s/ Jay G. Baris

Jay G. Baris

cc:

Leigh A. Wilson, Chairman

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Michael D. Policarpo, II, Victory Capital Management Inc.

Scott A. Stahorsky, Victory Capital Management Inc.

Colin Kinney, Victory Capital Management Inc.

Allan Shaer, Citi Fund Services Ohio, Inc.

Nathan J. Greene, Shearman & Sterling LLP

Matthew J. Kutner, Shearman & Sterling LLP